Document and Entity Information	Sep. 09, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 09, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 09, 2016
Document Effective Date	Sep. 09, 2016
Prospectus Date	Feb. 29, 2016
DIREXION ZACKS MLP HIGH INCOME INDEX SHARES | DIREXION ZACKS MLP HIGH INCOME INDEX SHARES
Prospectus:
Trading Symbol	ZMLP